S000012073 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended	171 Months Ended	186 Months Ended	230 Months Ended	339 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
C000121792 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	10.59%	13.24%
Performance Inception Date					Feb. 28, 2013
C000253716 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.27%	10.48%	13.12%
Performance Inception Date	Oct. 02, 2024
C000032868 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.80%	8.90%	12.17%
Performance Inception Date								Nov. 01, 2005
C000032868 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.80%	7.84%	8.69%
Performance Inception Date								Nov. 01, 2005
C000032868 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.95%	6.87%	8.33%
Performance Inception Date								Nov. 01, 2005
C000032870 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.08%	9.39%	12.00%
Performance Inception Date								Nov. 01, 2005
C000032871 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.27%	10.48%	13.12%
Performance Inception Date									Oct. 01, 1996
C000078987 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.45%	10.65%	13.30%
Performance Inception Date							Jul. 15, 2009
C000094677 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.66%	9.93%	12.56%
Performance Inception Date						Sep. 27, 2010